SIGNIFICANT TRANSACTIONS - Acquisition of Uklon (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Apr. 02, 2025
Less: balances acquired
Net outflow of cash - investing activities	$ 234	$ 141
Uklon
Non-current assets
Intangible assets			$ 58
Current assets
Trade and other receivables			2
Cash and cash equivalents			12
Non-current liabilities
Deferred tax liability			(7)
Current liabilities
Trade and employee related payables			(6)
Other current liabilities			(10)
Fair value of identifiable net assets			49
Goodwill resulting from acquisition			109
Purchase consideration			158
Cash paid			141
Fair value of contingent consideration			16
Cash paid, acquisition			$ 129
Percentage of voting equity interests acquired			97.00%
Cash paid, settlement of employee awards			$ 12
Cash consideration		146
Less: balances acquired
Cash and cash equivalents		(12)
Net outflow of cash - investing activities		$ 134
Uklon | Symmetrical put and call option
Current liabilities
Put option liability			$ 1